Property, plant and equipment	12 Months Ended
Dec. 31, 2021
Property, plant and equipment [abstract]
Property, plant and equipment	Property, plant and equipment

	Assets under construction	Plant and equipment	Fixtures and fittings	Leasehold improvements	Computer equipment	Total
	£’000	£’000	£’000	£’000	£’000	£’000
Cost
At January 1, 2020	165	1,081	128	1,140	164	2,678
Additions	1,973	812	7	—	183	2,975
Reclassification of assets under construction	(165)	165	—	—	—	—
At December 31, 2020	1,973	2,058	135	1,140	347	5,653

Additions	631	3,703	189	228	432	5,183
Acquired on acquisition of subsidiary	—	348	25	—	—	373
Reclassification of assets under construction	(1,967)	—	—	1,967	—	—
Foreign currency translation	—	(1)	(4)	—	—	(5)
At December 31, 2021	637	6,108	345	3,335	779	11,204

Accumulated Depreciation
At January 1, 2020	—	206	31	149	45	431
Depreciation charge- R&D expenses	—	311	—	—	—	311
Depreciation charge- G&A expenses	—	—	25	213	54	292
At December 31, 2020	—	517	56	362	99	1,034

Depreciation charge- R&D expenses	—	786	—	—	—	786
Depreciation charge- G&A expenses	—	—	46	467	133	646
Foreign currency translation	—	(2)	—	—	—	(2)
At December 31, 2021	—	1,301	102	829	232	2,464

Carrying value
At December 31, 2021	637	4,807	243	2,506	547	8,740
At December 31, 2020	1,973	1,541	79	778	248	4,619